Business Combinations - Summary of Actual and Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net interest income	$ 3,873	$ 1,662	$ 7,887	$ 3,392	$ 11,095	$ 5,980
Noninterest income	1,149	327	1,816	736	1,629	756
Net loss	$ 73	$ (151)	$ 227	(504)	(2,231)	(2,461)
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Net interest income				3,642
Noninterest income				331
Net loss				$ (1,470)
Net interest income, Pro forma					14,417	10,379
Noninterest income, Pro forma					1,960	1,330
Net (Loss) income, Pro forma					$ (3,873)	$ 1,452
Pro forma Loss per share-Basic and Diluted					$ (0.90)